Income Taxes - Reconciliation of Company's Statutory Tax Rate to Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income Tax Disclosure [Abstract]
Pre-tax (loss)/income from continuing operations									$ (42,149)	$ 114,648	$ 107,852
Statutory income tax rate for the Company
Foreign income tax differential									(22,417)	29,130	26,201
Goodwill and intangible assets impairment									34,379	852	672
Deferred tax rate change adjustment									24	525	(36)
Non-deductible expenses									3,691	3,366	2,325
Deferred tax assets related to amalgamations									(8,857)	(18,898)
Change in valuation allowance									45,925	18,776	7,412
Net impact of change in uncertain tax positions									860	2,340	(1,724)
Other									(1,714)	(441)	(1,621)
Provision for income taxes	$ 27,992	$ 7,378	$ 10,047	$ 6,474	$ 6,185	$ 13,971	$ 11,259	$ 4,235	$ 51,891	$ 35,650	$ 33,229
Statutory income tax rate for the Company
Increase/(decrease) in rate resulting from:
Foreign income tax differential									53.20%	25.40%	24.30%
Goodwill and intangible assets impairment									(81.60%)	0.70%	0.60%
Deferred tax rate change adjustment									(0.10%)	0.50%
Non-deductible expenses									(8.80%)	2.90%	2.20%
Deferred tax assets related to amalgamations									21.00%	(16.50%)
Change in valuation allowance									(109.00%)	16.40%	6.90%
Net impact of change in uncertain tax positions									(2.00%)	2.00%	(1.60%)
Other									4.10%	(0.30%)	(1.60%)
Effective income tax rate									(123.20%)	31.10%	30.80%